Financial items	12 Months Ended
Dec. 31, 2021
Finance Income Expense [Abstract]
Disclosure of finance income (cost) [text block]
9 Financial items
Full year
(in USD million) 2021 2020 2019
Foreign currency exchange gains/(losses) derivative

financial instruments

870 (1,288) 132
Other foreign currency exchange gains/(losses) (823) 642 92
Net foreign currency exchange gains/(losses) 47 (646) 224
Dividends received 39 44 75
Interest income financial investments, including

cash and cash equivalents
38 108 125
Interest income non-current financial receivables 26 34 21
Interest income other current financial assets and other

financial items
48 113 281
Interest income and other financial items 151 298 502
Gains/(losses) financial investments (348) 456 243
Gains/(losses) other derivative financial instruments (708) 448 473
Interest expense bonds and bank loans and net

interest on related derivatives
(896) (951) (987)
Interest expense lease liabilities (93) (104) (126)
Capitalised borrowing costs 334 308 480
Accretion expense asset retirement obligations (453) (412) (456)
Interest expense current financial liabilities and

other finance expense
(114) (232) (360)
Interest and other finance expenses (1,223) (1,392) (1,450)
Net financial items (2,080) (836) (7)
Equinor's main financial items relate to assets and liabilities categorised in the fair value through profit or loss and the amortised cost
category. For more information about financial instruments by category see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.
The line item Interest expense bonds and bank loans and net interest on related derivatives includes interest expenses of USD
0.990
billion, USD 1.031

billion, and USD
0.861

billion for 2021, 2020 and 2019, respectively, from the financial liabilities at amortised cost category. It also includes net interest on related derivatives from the fair value through profit or loss category, amounting to a net interest income of USD 0.094

billion for 2021, and net interest income of USD
0.079

billion and net interest expense of USD
0.129
billion for 2020 and 2019, respectively.
The line item Gains/(losses) other derivative financial instruments primarily includes fair value changes from the fair value through
profit or loss category on derivatives related to interest rate risk. For 2021 it is a loss of USD 724 million, corresponding to a gain of
USD 432

million and USD
457

million for 2020 and 2019, respectively.
Foreign currency exchange gains/(losses) derivative financial instruments include fair value changes of currency derivatives related to
liquidity and currency risk. The line item Other foreign currency exchange gains/(losses) includes a net foreign currency exchange loss
of USD 702

million, a gain of USD
796

million and a loss of USD
74

million from the fair value through profit or loss category for 2021,
2020 and 2019, respectively.